Property and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property And Equipment Tables
Property and equipment

	Cost	Accumulated	Net book
Year ended December 31, 2017	Base	amortization	value
Survey equipment	$684,890	$612,717	$72,174
Aircraft (Note 19)	-	-	-
Computers and software	1,246,095	1,177,653	68,442
Furniture and other equipment	528,420	498,304	30,115
Leasehold improvements	1,165,108	557,154	607,953
	3,624,513	2,845,828	778,685

	Cost	Accumulated	Net book
Year ended December 31, 2016	Base	amortization	value
Survey equipment	$680,518	$593,228	$87,290
Aircraft	2,734,611	287,277	2,447,334
Computers and software	1,241,740	1,140,956	100,784
Furniture and other equipment	528,420	490,775	37,645
Leasehold improvements	1,165,108	489,604	675,504
	6,350,397	3,001,840	3,348,557